Other Comprehensive Income (Loss) (Schedule Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustments arising during period, Before-tax Amount	¥ (13,386)	¥ (26,930)	¥ 8,248
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount
Foreign currency translation adjustments arising during period, Before-tax Amount	(13,386)	(26,930)	8,248
Unrealized gains (losses) on securities arising during period, Before-tax Amount	1,886	(5,536)	21,476
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	2,043	(3,087)	(1,678)
Unrealized gains (losses) on securities, Before-tax Amount	3,929	(8,623)	19,798
Unrealized losses on derivatives arising during period, Before-tax Amount	101	(662)	(1,310)
Reclassification adjustments for losses (gains) realized in net income, Before-tax Amount	771	1,888	2,179
Unrealized gains (losses) on derivatives, Before-tax Amount	872	1,226	869
Pension liability adjustments arising during period, Before-tax Amount	(12,529)	(4,602)	7,712
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	(115)	(336)	8,803
Net recognized in other comprehensive income (loss), before tax	(12,644)	(4,938)	16,515
Other comprehensive income (loss), Before-tax Amount	(21,229)	(39,265)	45,430
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	27	548	2
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	27	548	2
Unrealized gains (losses) on securities arising during period, Tax Benefit (Expense)	18	2,245	(8,718)
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	(727)	1,253	681
Unrealized gains (losses) on securities, Tax Benefit (Expense)	(709)	3,498	(8,037)
Unrealized losses on derivatives arising during period, Tax Benefit (Expense)	(39)	228	472
Reclassification adjustments for losses (gains) realized in net income, Tax Benefit (Expense)	(295)	(650)	(785)
Unrealized gains (losses) on derivatives, Tax Benefit (Expense)	(334)	(422)	(313)
Pension liability adjustments arising during period, Tax Benefit (Expense)	4,242	1,722	(3,133)
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	41	136	(3,574)
Pension liability adjustments, Tax Benefit (Expense)	4,283	1,858	(6,707)
Other comprehensive income (loss), Tax Benefit (Expense)	3,267	5,482	(15,055)
Foreign currency translation adjustments arising during period, Net-of-tax Amount	(13,359)	(26,382)	8,250
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount
Foreign currency translation adjustments arising during period, Net-of-tax Amount	(13,359)	(26,382)	8,250
Unrealized gains (losses) on securities arising during period, Net-of-tax Amount	1,904	(3,291)	12,758
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	1,316	(1,834)	(997)
Unrealized gains (losses) on securities, Net-of-tax Amount	3,220	(5,125)	11,761
Unrealized losses on derivatives arising during period, Net-of-tax Amount	62	(434)	(838)
Reclassification adjustments for losses (gains) realized in net income, Net-of-tax Amount	476	1,238	1,394
Unrealized gains (losses) on derivatives, Net-of-tax Amount	538	804	556
Pension liability adjustments arising during period, Net-of-tax Amount	(8,287)	(2,880)	4,579
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	(74)	(200)	5,229
Pension liability adjustments, Net-of-tax Amount	(8,361)	(3,080)	9,808
Other comprehensive income (loss), Net-of-tax Amount	¥ (17,962)	¥ (33,783)	¥ 30,375